Net Defined Benefit Liabilities - Summary of Amounts Recognized in the Statement of Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 225,667	₩ 210,336	₩ 205,114
Net Interest cost	10,458	8,691	12,141
Past service cost	9,801	(61)	424
Transfer out	(13,881)	(9,196)	(8,737)
Total expenses	₩ 232,045	₩ 209,770	₩ 208,942